Expense Example - Western Asset Corporate Bond Fund	May 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 514
Expense Example, with Redemption, 3 Years	703
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	1,498
Class C1
Expense Example:
Expense Example, with Redemption, 1 Year	243
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	801
Expense Example, with Redemption, 10 Years	1,762
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	334
Expense Example, with Redemption, 10 Years	756
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
Class P
Expense Example:
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	856
Expense Example, with Redemption, 10 Years	1,868
Class IS
Expense Example:
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	279
Expense Example, with Redemption, 10 Years	$ 629